JPMORGAN TRUST I

270 Park Avenue

New York, New York 10017

October 30, 2017

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Filing Desk

Re:	JPMorgan Trust I (the “Trust”) on behalf of

the JPMorgan Dynamic Growth Fund (the “Fund”)

File Nos. 333-103022 and 811-21295

Ladies and Gentlemen:

On behalf of the Trust, we hereby submit for filing pursuant to Rule 497 under the Securities Act of 1933 and under the Investment Company Act of 1940 exhibits containing interactive data format risk/return summary information for the Fund. These exhibits contain the risk/return summary information in the prospectus for the Fund dated November 1, 2016, as supplemented. The purpose of this filing is to submit the XBRL information from the 497 filing dated October 11, 2017 for the Fund.

If you have any questions, please call the undersigned at (614) 213-4020.

Very truly yours,

/s/ Elizabeth A. Davin
Elizabeth A. Davin Assistant Secretary

Exhibit Index

Exhibit Number	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase